UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Templeton Emerging Markets Fund

Statement of Investments, November 30, 2014 (unaudited)

	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 87.6%
Austria 0.8%
OMV AG	Oil, Gas & Consumable Fuels	97,112	$2,811,108

Brazil 2.6%
Itau Unibanco Holding SA, ADR	Banks	580,619	8,744,122

China 21.6%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	11,634,000	5,040,715
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	7,714,000	1,571,667
Brilliance China Automotive Holdings Ltd.	Automobiles	21,204,900	36,148,600
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,033,000	5,758,882
Guangzhou Automobile Group Co. Ltd., H	Automobiles	8,792,034	8,310,308
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	454,500	683,568
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	9,248,000	10,017,305
Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	2,126,967	3,754,810
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,750,000	2,116,726
			73,402,581
Hong Kong 8.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,606,800	14,814,696
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	34,412,476	5,236,267
VTech Holdings Ltd.	Communications Equipment	568,600	7,911,377
			27,962,340
India 7.3%
Infosys Ltd.	IT Services	76,400	5,353,588
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	916,880	5,593,248
Peninsula Land Ltd.	Real Estate Management &
	Development	43,169	23,108
Tata Consultancy Services Ltd.	IT Services	328,500	13,956,893
			24,926,837
Indonesia 6.3%
Astra International Tbk PT	Automobiles	21,950,000	12,814,959
Bank Central Asia Tbk PT	Banks	3,386,000	3,634,595
Bank Danamon Indonesia Tbk PT	Banks	14,841,785	5,107,792
			21,557,346
Jordan 0.1%
Arab Potash Co. PLC	Chemicals	17,446	491,315

Pakistan 3.1%
MCB Bank Ltd.	Banks	3,741,810	10,568,592

Peru 1.7%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	617,685	5,713,586

Russia 4.5%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	928,744	5,428,509
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	101,006	4,700,819
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	89,660	4,172,776
[c]TMK OAO, GDR, Reg S	Energy Equipment & Services	165,233	834,427
			15,136,531
South Africa 2.3%
[a]Impala Platinum Holdings Ltd.	Metals & Mining	426,550	3,105,437
Kumba Iron Ore Ltd.	Metals & Mining	198,484	4,616,336
Truworths International Ltd.	Specialty Retail	24,800	177,934
			7,899,707
South Korea 4.3%
Hyundai Development Co.	Construction & Engineering	310,080	9,889,354

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	63,020	4,852,047
			14,741,401
Thailand 16.8%
Kasikornbank PCL, fgn.	Banks	2,251,200	16,921,680
Kiatnakin Bank PCL, fgn.	Banks	8,084,600	10,025,790
Land and Houses PCL, fgn.	Real Estate Management &
	Development	8,514,132	2,591,032
[a]Land and Houses PCL, fgn., wts., 5/05/17	Real Estate Management &
	Development	1,702,826	326,470
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	1,466,747	6,048,211
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	578,000	6,736,884
Siam Commercial Bank PCL, fgn.	Banks	2,140,700	12,801,203
Univanich Palm Oil PCL, fgn.	Food Products	5,236,000	1,625,295
			57,076,565
Turkey 4.8%
Akbank TAS	Banks	2,706,307	10,961,299
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	244,420	5,516,959
			16,478,258
United Kingdom 3.2%
Unilever PLC	Food Products	253,876	10,744,844

Total Common Stocks and Other Equity Interests (Cost $192,904,368)			298,255,133
Preferred Stocks 7.5%
Brazil 7.5%
Banco Bradesco SA, ADR, pfd.	Banks	729,138	11,287,056
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	670,320	6,843,967
Vale SA, ADR, pfd., A	Metals & Mining	966,300	7,508,151
Total Preferred Stocks (Cost $19,271,423)			25,639,174
Total Investments before Short Term Investments (Cost $212,175,791)			323,894,307

Short Term Investments (Cost $17,867,944) 5.3%
Money Market Funds 5.3%
United States 5.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		17,867,944	17,867,944
Total Investments (Cost $230,043,735) 100.4%			341,762,251
Other Assets, less Liabilities (0.4)%			(1,322,265)
Net Assets 100.0%			$340,439,986

aNon-income producing.
bAt November 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2014, the value of this security was
$834,427, representing 0.25% of net assets.
dInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$233,100,831

Unrealized appreciation	$138,734,391
Unrealized depreciation	(30,072,971)
Net unrealized appreciation (depreciation)	$108,661,420

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$5,007,203	$10,129,328	$	- $	15,136,531
All Other Equity Investments[b]	308,757,776	-		-	308,757,776
Short Term investments	17,867,944	-		-	17,867,944
Total Investments in Securities	$331,632,923	$10,129,328	$	- $	341,762,251

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015